T. ROWE PRICE Total Return Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 9.4%
Car Loan 1.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 394
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  940 951
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class C
4.83%, 11/20/22 (1) 178 178
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24 (1) 225 238
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class C
4.53%, 3/20/23 (1) 130 131
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25 (1) 235 252
Capital Auto Receivables Asset Trust
Series 2018-1, Class D
3.70%, 6/20/25 (1) 225 226
CarMax Auto Owner Trust
Series 2017-4, Class D
3.30%, 5/15/24  115 116
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 102
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 765 776
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26 (1) 125 132
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 671
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 452
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 1,355 1,390

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2019-C, Class D
2.88%, 6/20/24 (1) 550 564
6,573
Credit Card 0.0%
American Express Credit Account Master Trust
Series 2017-5, Class B, FRN
1M USD LIBOR + 0.58%, 0.676%, 2/18/25  170 170
170
Other Asset-Backed Securities 6.9%
Allegany Park
Series 2019-1A, Class D, CLO, FRN
3M USD LIBOR + 3.70%, 3.834%, 1/20/33 (1) 250 251
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 725 737
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/7/49 (1) 258 274
Barings
Series 2016-2A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.214%, 7/20/28 (1) 581 581
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 1.684%, 1/20/32 (1) 2,320 2,314
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.626%, 4/15/29 (1) 2,075 2,059
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.181%, 11/20/28 (1) 203 203
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.026%, 2/12/30 (1) 1,005 1,005
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  115 116
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 180 195
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 193 204
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,388 1,434

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 729 746
FOCUS Brands Funding
Series 2017-1A, Class A2IB
3.857%, 4/30/47 (1) 230 236
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.284%, 10/20/28 (1) 448 449
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class C
3.14%, 6/16/25 (1) 730 734
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,041 1,112
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 380 386
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 38 39
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 74 75
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 97 106
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 1.672%, 5/6/30 (1) 415 411
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 2.072%, 5/6/30 (1) 420 418
Invesco
Series 2021-2A, Class D, CLO, FRN
3M USD LIBOR + 2.90%, 2.98%, 7/15/34  1,230 1,225
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 230 255
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 774 792
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.276%, 1/16/28 (1) 780 778
Madison Park Funding XVIII
Series 2015-18A, Class A1R, CLO, FRN
3M USD LIBOR + 1.19%, 1.324%, 10/21/30 (1) 785 785

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.456%, 10/15/32 (1) 1,145 1,147
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 2.034%, 4/20/32 (1) 2,500 2,500
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.425%, 10/25/32 (1) 825 826
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.675%, 1/25/32 (1) 1,615 1,617
Magnetite XXV
Series 2020-25A, Class D, CLO, FRN
3M USD LIBOR + 3.30%, 3.425%, 1/25/32 (1) 305 305
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 33 34
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 40 41
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36 (1) 86 89
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 262 277
MVW Owner Trust
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 1,137 1,145
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.264%, 10/19/31 (1) 1,105 1,106
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.434%, 10/20/32 (1) 520 520
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.241%, 7/17/35 (1) 585 584
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 1.638%, 4/22/29 (1) 500 501
Neuberger Berman XVII
Series 2014-17A, Class CR2, CLO, FRN
3M USD LIBOR + 2.00%, 2.138%, 4/22/29 (1) 395 392
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.784%, 7/20/29 (1) 1,095 1,095

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
OCP
Series 2020-19A, Class E, CLO, FRN
3M USD LIBOR + 6.11%, 6.244%, 7/20/31 (1) 915 918
OCP
Series 2020-19A, Class ER, CLO, FRN
3M USD LIBOR + 6.50%, 10/20/34 (1)(2) 1,490 1,490
OCP
Series 2021-21A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 3.079%, 7/20/34 (1) 1,110 1,107
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 1.934%, 10/17/29 (1) 530 530
Peace Park
Series 2021-1A, Class D, CLO, FRN
3M USD LIBOR + 2.95%, 10/20/34 (1)(2) 1,180 1,180
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 195 195
Sierra Timeshare Receivables Funding
Series 2016-3A, Class B
2.63%, 10/20/33 (1) 73 73
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 75 77
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 2,239 2,251
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1) 545 558
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 297 317
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 2.476%, 1/16/32 (1) 2,090 2,096
Taconic Park
Series 2016-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.90%, 2.034%, 1/20/29 (1) 465 465
Volvo Financial Equipment
Series 2018-1A, Class C
3.06%, 12/15/25 (1) 205 206
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.194%, 10/20/29 (1) 270 270
41,832

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan 1.4%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 585 597
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 872 891
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 204 208
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 478 488
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 979
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 614
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 65 65
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 416
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,389
SLM Student Loan Trust
Series 2008-1, Class A4, FRN
3M USD LIBOR + 0.65%, 0.775%, 1/25/22  432 423
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 228 237
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 468 492
SMB Private Education Loan Trust
Series 2020-A, Class B
3.00%, 8/15/45 (1) 785 812
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 666 674
8,285
Total Asset-Backed Securities
(Cost $56,157) 56,860

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BANK LOANS 14.5% (3)
FINANCIAL INSTITUTIONS 1.5%
Brokerage Asset Managers Exchanges 0.3%
Deerfield Dakota Holding, FRN
1M USD LIBOR + 3.75%, 4.75%, 4/9/27  746 747
Deerfield Dakota Holding, FRN
1M USD LIBOR + 6.75%, 7.50%, 4/7/28  305 312
Tegra118 Wealth Solutions, FRN
1M USD LIBOR + 4.00%, 4.125%, 2/18/27  421 421
1,480
Insurance 1.2%
Asurion, FRN
1M USD LIBOR + 3.25%, 3.335%, 12/23/26  1,103 1,082
Asurion, FRN
1M USD LIBOR + 5.25%, 1/20/29 (2) 2,220 2,208
Asurion, FRN
1M USD LIBOR + 5.25%, 5.335%, 1/31/28  703 699
HUB International, FRN
1M USD LIBOR + 2.75%, 2.875%, 4/25/25  443 438
HUB International, FRN
1M USD LIBOR + 3.25%, 4.00%, 4/25/25  1,180 1,178
Navacord, FRN
1M CAD CDOR + 4.25%, 3/27/28 (CAD) (2)(4) 450 355
Navacord, FRN
1M CAD CDOR + 4.25%, 5.00%, 3/27/28 (CAD) (4) 615 486
Navacord, FRN
1M CAD CDOR + 7.50%, 8.00%, 3/26/29 (CAD) (4) 345 275
Ryan Specialty Group, FRN
1M USD LIBOR + 3.00%, 3.75%, 9/1/27  556 555
7,276
Total Financial Institutions 8,756
INDUSTRIAL 12.8%
Basic Industry 0.3%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 8.50%, 11/24/28  520 521
ASP Chromaflo Intermediate Holdings, FRN
3M USD LIBOR + 3.50%, 4.50%, 11/20/23 (4) 591 590
Encapsys, FRN
1M USD LIBOR + 3.25%, 4.25%, 11/7/24  555 554
Solenis International, FRN
3M USD LIBOR + 8.50%, 8.585%, 6/26/26  410 409
2,074

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 1.3%
Apex Tool Group, FRN
3M USD LIBOR + 5.25%, 6.50%, 8/1/24  549 550
Charter Next Generation, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/1/27 (2) 1,469 1,468
Dynasty Acquisition, FRN
1M USD LIBOR + 3.50%, 3.647%, 4/6/26  837 814
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.00%, 6.75%, 5/21/29  560 562
Engineered Machinery Holdings, FRN
1M USD LIBOR + 6.50%, 7.25%, 5/21/29 (2) 900 907
Filtration Group, FRN
1M USD LIBOR + 3.75%, 4.50%, 3/29/25  551 551
Filtration Group, FRN
3M USD LIBOR + 3.00%, 3.085%, 3/31/25  717 710
Madison IAQ, FRN
1M USD LIBOR + 3.25%, 3.75%, 6/21/28 (2) 580 576
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 8/13/28 (2) 97 97
Pro Mach Group, FRN
1M USD LIBOR + 4.00%, 8/31/28 (2) 598 598
TK Elevator U.S. Newco, FRN
1M USD LIBOR + 3.50%, 4.00%, 7/30/27 (2) 896 895
Welbilt, FRN
3M USD LIBOR + 2.50%, 2.585%, 10/23/25  395 391
8,119
Communications 0.9%
CCI Buyer, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/17/27  683 684
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.50%, 3.628%, 8/21/26 (2) 751 733
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 3.75%, 11/12/27  563 562
Intelsat Jackson Holdings
8.625%, 1/2/24  340 345
Intelsat Jackson Holdings, FRN
1M USD LIBOR + 5.50%, 6.50%, 7/13/22  152 152
Intelsat Jackson Holdings, FRN
1M USD PRIME + 4.75%, 8.00%, 11/27/23 (2) 1,015 1,030
Intelsat Jackson Holdings, FRN
3M USD PRIME + 5.50%, 8.75%, 1/2/24 (2) 680 691
MH Sub I, FRN
1M USD LIBOR + 3.75%, 4.75%, 9/13/24  567 568
MH Sub I, FRN
1M USD LIBOR + 6.25%, 6.338%, 2/23/29  500 507
5,272

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Cyclical 3.2%
Caesars Resort Collection, FRN
1M USD LIBOR + 4.50%, 4.585%, 7/21/25  263 263
Caesars Resort Collection, FRN
3M USD LIBOR + 2.75%, 2.835%, 12/23/24  416 412
CityCenter Holdings, FRN
3M USD LIBOR + 2.25%, 3.00%, 4/18/24  550 548
CNT Holdings I, FRN
1M USD LIBOR + 3.75%, 4.50%, 11/8/27  509 508
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 7.50%, 11/6/28  510 518
Delta 2, FRN
3M USD LIBOR + 2.50%, 3.50%, 2/1/24  1,554 1,548
ECI Macola, FRN
1M USD LIBOR + 3.75%, 4.50%, 11/9/27 (2) 498 497
EG Finco, FRN
3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR) (2) 1,200 1,425
Four Seasons Hotels, FRN
3M USD LIBOR + 2.00%, 2.085%, 11/30/23  389 386
IRB Holding, FRN
1M USD LIBOR + 3.25%, 4.25%, 12/15/27 (2) 842 841
Life Time, FRN
1M USD LIBOR + 4.75%, 5.75%, 12/16/24  723 719
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.00%, 3.085%, 4/21/27  1,277 1,251
MIC Glen, FRN
1M USD LIBOR + 6.75%, 7.25%, 6/18/29 (2) 400 401
PetSmart, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/11/28  1,035 1,036
Raptor Acquisition, FRN
1M USD LIBOR + 4.00%, 11/1/26 (2) 55 55
Scientific Games International, FRN
1M USD LIBOR + 2.75%, 2.835%, 8/14/24  436 432
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 3.50%, 8/25/28 (2) 885 877
Shutterfly, FRN
1M USD LIBOR + 5.00%, 9/25/26 (2) 580 578
Staples, FRN
3M USD LIBOR + 5.00%, 5.126%, 4/16/26  413 390
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/5/27  547 545
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 8.25%, 2/4/28  605 603
Tenneco, FRN
3M USD LIBOR + 3.00%, 3.085%, 10/1/25  531 525
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 3.50%, 4/29/26  1,581 1,570

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Watlow Electric Manufacturing, FRN
1M USD LIBOR + 4.00%, 4.50%, 3/2/28  793 792
William Morris Endeavor Entertainment, FRN
3M USD LIBOR + 2.75%, 2.84%, 5/18/25 (2) 758 737
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 12/21/27  469 469
Woof Holdings, FRN
1M USD LIBOR + 7.25%, 8.00%, 12/21/28  1,385 1,395
19,321
Consumer Non-Cyclical 2.5%
ADMI, FRN
1M USD LIBOR + 3.13%, 3.625%, 12/23/27  888 875
ADMI, FRN
1M USD LIBOR + 3.50%, 4.00%, 12/23/27 (2) 485 483
Cano Health, FRN
1M USD LIBOR + 4.50%, 5.25%, 11/23/27  517 515
CPI Holdco, FRN
1M USD LIBOR + 3.75%, 3.835%, 11/4/26  1,481 1,477
Curia Global, FRN
1M USD LIBOR + 3.75%, 4.50%, 8/30/26  824 824
Gainwell Acquisition, FRN
1M USD LIBOR + 4.00%, 4.75%, 10/1/27  1,829 1,833
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 4.096%, 4/30/25  600 598
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 3.585%, 4/30/25 (2) 489 484
ICON Luxembourg, FRN
1M USD LIBOR + 2.50%, 3.00%, 7/3/28  295 295
Maravai Intermediate Holdings, FRN
1M USD LIBOR + 3.75%, 4.75%, 10/19/27  814 815
Option Care Health, FRN
1M USD LIBOR + 3.75%, 3.835%, 8/6/26  925 923
Organon, FRN
1M USD LIBOR + 3.00%, 3.50%, 6/2/28  535 537
Pathway Vet Alliance, FRN
1M USD LIBOR + 3.75%, 3.835%, 3/31/27  883 877
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 4.25%, 2/14/25  1,147 1,145
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 3.335%, 2/14/25  287 284
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 6.335%, 2/13/26  305 305
Phoenix Newco, FRN
1M USD LIBOR + 3.50%, 8/11/28 (2) 530 530
Phoenix Newco, FRN
3M USD LIBOR + 0.00%, 7/27/29 (2)(4) 600 588

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.75%, 4.50%, 10/1/26  1,312 1,312
Surgery Center Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 8/31/26  359 359
15,059
Energy 0.5%
BCP Raptor, FRN
3M USD LIBOR + 4.25%, 5.25%, 6/24/24  607 602
BCP Raptor II, FRN
3M USD LIBOR + 4.75%, 4.835%, 11/3/25 (2) 635 626
Citgo Holding, FRN
1M USD LIBOR + 7.00%, 8.00%, 8/1/23  298 293
Lucid Energy Group II Borrower, FRN
3M USD LIBOR + 3.00%, 4.00%, 2/17/25  302 297
Navitas Midstream Midland Basin, FRN
3M USD LIBOR + 4.00%, 4.75%, 12/13/24  566 563
Prairie ECI Acquiror, FRN
3M USD LIBOR + 4.75%, 4.835%, 3/11/26  557 538
2,919
Industrial Other 0.1%
Pike, FRN
1M USD LIBOR + 3.00%, 3.09%, 1/21/28  657 654
654
Technology 3.4%
Applied Systems, FRN
1M USD LIBOR + 3.25%, 3.75%, 9/19/24  972 970
Applied Systems, FRN
1M USD LIBOR + 5.50%, 6.25%, 9/19/25  1,133 1,145
Ascend Learning, FRN
1M USD LIBOR + 3.75%, 4.75%, 7/12/24  104 104
Ascend Learning, FRN
3M USD LIBOR + 3.00%, 4.00%, 7/12/24  674 673
athenahealth, FRN
1M USD LIBOR + 4.25%, 4.377%, 2/11/26  494 495
Camelot Finance, FRN
1M USD LIBOR + 3.00%, 3.085%, 10/30/26  167 166
Camelot U.S. Acquisition, FRN
1M USD LIBOR + 3.00%, 4.00%, 10/30/26  264 264
CCC Intelligent Solutions, FRN
1M USD LIBOR + 3.00%, 4.00%, 4/29/24  310 310
Cologix Holdings, FRN
1M USD LIBOR + 3.75%, 4.50%, 5/1/28  805 804
CommerceHub, FRN
1M USD LIBOR + 4.00%, 4.75%, 12/29/27  209 209
CommerceHub, FRN
1M USD LIBOR + 7.00%, 7.75%, 12/29/28  800 808

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CoreLogic, FRN
1M USD LIBOR + 3.50%, 4.00%, 6/2/28  940 936
CoreLogic, FRN
3M USD LIBOR + 6.50%, 7.00%, 6/4/29  1,035 1,048
Cvent, FRN
3M USD LIBOR + 3.75%, 3.835%, 11/29/24  289 287
Epicor Software, FRN
1M USD LIBOR + 3.25%, 4.00%, 7/30/27  1,054 1,052
Epicor Software, FRN
1M USD LIBOR + 7.75%, 8.75%, 7/31/28  500 514
Hyland Software, FRN
1M USD LIBOR + 3.50%, 4.25%, 7/1/24  1,062 1,062
Hyland Software, FRN
1M USD LIBOR + 6.25%, 7.00%, 7/7/25  1,024 1,031
Peraton, FRN
1M USD LIBOR + 3.75%, 4.50%, 2/1/28  853 853
Peraton, FRN
1M USD LIBOR + 7.75%, 8.50%, 2/1/29  695 695
RealPage, FRN
1M USD LIBOR + 3.25%, 3.75%, 4/24/28  565 561
RealPage, FRN
3M USD LIBOR + 6.50%, 7.25%, 4/23/29  1,010 1,029
Solera, FRN
1M USD LIBOR + 4.00%, 4.50%, 6/2/28  405 405
Sophia, FRN
1M USD LIBOR + 3.75%, 4.50%, 10/7/27  532 534
UKG, FRN
1M USD LIBOR + 3.25%, 4.00%, 5/4/26  1,415 1,416
UKG, FRN
1M USD LIBOR + 6.75%, 7.50%, 5/3/27 (2) 1,300 1,319
Verscend Holding, FRN
1M USD LIBOR + 4.00%, 4.085%, 8/27/25  954 951
Waystar Technologies, FRN
1M USD LIBOR + 4.00%, 4.085%, 10/22/26 (2) 775 773
20,414
Transportation 0.6%
AAdvantage Loyalty IP, FRN
1M USD LIBOR + 4.75%, 5.50%, 4/20/28  850 875
Air Canada, FRN
1M USD LIBOR + 3.50%, 4.25%, 8/11/28 (2) 305 304
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 6.25%, 6/21/27  1,345 1,426
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 4.75%, 10/20/27  500 530

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines, FRN
1M USD LIBOR + 3.75%, 4.50%, 4/21/28  683 684
3,819
Total Industrial 77,651
UTILITY 0.2%
Electric 0.2%
Exgen Renewables IV, FRN
1M USD LIBOR + 2.50%, 3.50%, 12/15/27  489 487
PG&E, FRN
1M USD LIBOR + 3.00%, 3.50%, 6/23/25  824 789
Total Utility 1,276
Total Bank Loans
(Cost $87,311) 87,683
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings (5) 1 2
Total Industrial 2
Total Common Stocks
(Cost $4) 2
CONVERTIBLE BONDS 0.2%
INDUSTRIAL 0.2%
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  540 458
458
Technology 0.1%
Sea, 2.375%, 12/1/25  225 846
846
Total Industrial 1,304
Total Convertible Bonds
(Cost $992) 1,304

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.9%
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133 (6)(7) 1 1,153
Total Financial Institutions 1,153
INDUSTRIAL 0.6%
Communications 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) — 580
580
Consumer Non-Cyclical 0.3%
Avantor, Series A, 6.25%, 5/15/22  5 605
Danaher, Series B, 5.00%, 4/15/23  1 931
1,536
Energy 0.2%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,465 (6)(7) 1 1,500
1,500
Total Industrial 3,616
UTILITIES 0.1%
Electric 0.1%
American Electric Power, 6.125%, 8/15/23  6 299
NextEra Energy, 5.279%, 3/1/23  11 601
Total Utilities 900
Total Convertible Preferred Stocks
(Cost $5,010) 5,669
CORPORATE BONDS 21.7%
FINANCIAL INSTITUTIONS 5.2%
Banking 1.9%
Akbank, 5.125%, 3/31/25  500 509
Banco de Bogota, 6.25%, 5/12/26  800 876
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (8) 305 305
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(8) 595 596
Banco Mercantil del Norte, VR, 7.625% (6)(8) 250 284
Banco Santander, 3.49%, 5/28/30  200 218
Bancolombia, VR, 4.625%, 12/18/29 (8) 800 812
Bangkok Bank, VR, 3.733%, 9/25/34 (8) 600 622

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bangkok Bank, VR, 3.733%, 9/25/34 (1)(8) 240 249
Bank of America, VR, 1.898%, 7/23/31 (8) 780 762
BBVA Bancomer, VR, 5.125%, 1/18/33 (8) 1,100 1,148
Capital One Financial, 3.65%, 5/11/27  670 746
Capital One Financial, VR, 2.359%, 7/29/32 (8) 905 899
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(8) 285 295
JPMorgan Chase, VR, 1.764%, 11/19/31 (8) 815 788
JPMorgan Chase, VR, 2.956%, 5/13/31 (8) 660 697
Wells Fargo, VR, 2.393%, 6/2/28 (8) 575 599
Wells Fargo, VR, 2.879%, 10/30/30 (8) 250 266
Wells Fargo, VR, 5.013%, 4/4/51 (8) 600 836
11,507
Brokerage Asset Managers Exchanges 0.3%
Charles Schwab, Series I, VR, 4.00% (6)(8) 575 605
Intercontinental Exchange, 1.85%, 9/15/32  385 371
LSEGA Financing, 2.00%, 4/6/28 (1) 585 595
LSEGA Financing, 2.50%, 4/6/31 (1) 425 437
2,008
Finance Companies 0.4%
AerCap Ireland Capital, 4.45%, 4/3/26  415 454
AerCap Ireland Capital, 4.50%, 9/15/23  180 192
AerCap Ireland Capital, 6.50%, 7/15/25  270 315
Avolon Holdings Funding, 2.528%, 11/18/27 (1) 715 714
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 75 81
Avolon Holdings Funding, 5.50%, 1/15/26 (1) 75 85
Navient, 7.25%, 9/25/23  492 540
2,381
Financial Other 1.1%
Country Garden Holdings, 5.125%, 1/17/25  200 207
Country Garden Holdings, 7.25%, 4/8/26  700 772
Howard Hughes, 4.125%, 2/1/29 (1) 655 661
Howard Hughes, 5.375%, 8/1/28 (1) 665 705
Kaisa Group Holdings, 11.25%, 4/9/22  850 854
Kuwait Projects, 4.50%, 2/23/27  575 562
Longfor Group Holdings, 3.95%, 9/16/29  550 591
PRA Group, 7.375%, 9/1/25 (1) 400 427
Shimao Group Holdings, 3.45%, 1/11/31  779 732
Shimao Group Holdings, 5.60%, 7/15/26  200 209
Times China Holdings, 6.75%, 7/16/23  800 813
6,533
Insurance 0.7%
Acrisure, 10.125%, 8/1/26 (1) 685 771
AmWINS Group, 4.875%, 6/30/29 (1) 135 137
Centene, 4.625%, 12/15/29  527 578
CNO Financial Group, 5.25%, 5/30/29  940 1,119

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Enact Holdings, 6.50%, 8/15/25 (1) 605 656
HUB International, 7.00%, 5/1/26 (1) 517 534
MGIC Investment, 5.25%, 8/15/28  250 267
Molina Healthcare, 4.375%, 6/15/28 (1) 265 278
4,340
Real Estate Investment Trusts 0.8%
American Campus Communities Operating Partnership, 2.85%, 2/1/30  710 737
American Campus Communities Operating Partnership, 3.625%,
11/15/27  420 460
American Campus Communities Operating Partnership, 3.875%,
1/30/31  270 303
Brixmor Operating Partnership, 3.90%, 3/15/27  630 695
Brixmor Operating Partnership, 4.05%, 7/1/30  505 570
Brixmor Operating Partnership, 4.125%, 5/15/29  445 507
Federal Realty Investment Trust, 3.50%, 6/1/30  275 302
VEREIT Operating Partnership, 3.10%, 12/15/29  1,160 1,246
4,820
Total Financial Institutions 31,589
INDUSTRIAL 15.7%
Basic Industry 0.7%
ABJA Investment, 5.45%, 1/24/28  850 934
Arconic, 6.125%, 2/15/28 (1) 481 512
Big River Steel, 6.625%, 1/31/29 (1) 288 313
Freeport-McMoRan, 5.40%, 11/14/34  207 257
GPD, 10.125%, 4/1/26 (1) 500 539
Hudbay Minerals, 6.125%, 4/1/29 (1) 465 500
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (1) 264 292
Methanex, 5.125%, 10/15/27  442 480
Methanex, 5.25%, 12/15/29  15 16
TMS International, 6.25%, 4/15/29 (1) 600 626
4,469
Capital Goods 0.8%
Apex Tool Group, 9.00%, 2/15/23 (1) 270 271
Cemex, 5.45%, 11/19/29  800 878
General Electric, Series D, VR, 3.449% (6) 222 215
Madison IAQ, 5.875%, 6/30/29 (1) 540 552
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (1) 290 286
Mauser Packaging Solutions Holding, 8.50%, 4/15/24 (1) 630 650
Pactiv, 7.95%, 12/15/25  425 482
Pactiv, 8.375%, 4/15/27  57 66
TransDigm, 7.50%, 3/15/27  200 212
TransDigm, 8.00%, 12/15/25 (1) 280 299
Vertical Holdco, 7.625%, 7/15/28 (1) 960 1,040
4,951

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications 3.0%
Altice France Holding, 10.50%, 5/15/27 (1) 515 564
AT&T, 2.75%, 6/1/31  440 461
C&W Senior Financing, 7.50%, 10/15/26 (1) 750 783
CCO Holdings, 4.25%, 2/1/31 (1) 270 277
CCO Holdings, 5.125%, 5/1/27 (1) 310 324
CCO Holdings, 5.375%, 6/1/29 (1) 730 797
Charter Communications Operating, 3.75%, 2/15/28  525 580
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 290 300
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 480 500
CSC Holdings, 7.50%, 4/1/28 (1) 350 383
GCI, 4.75%, 10/15/28 (1) 275 288
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  550 563
HTA Group, 7.00%, 12/18/25  750 796
iHeartCommunications, 6.375%, 5/1/26  20 21
iHeartCommunications, 8.375%, 5/1/27  794 843
Intelsat Jackson Holdings, 9.50%, 9/30/22 (1) 920 1,093
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 750 799
Midas OpCo Holdings, 5.625%, 8/15/29 (1) 395 404
Netflix, 6.375%, 5/15/29  850 1,090
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 99
SBA Tower Trust, 2.836%, 1/15/25 (1) 450 470
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/8/24 (1) 425 448
Sirius XM Radio, 4.00%, 7/15/28 (1) 460 470
Sprint, 7.625%, 2/15/25  345 408
Sprint, 7.625%, 3/1/26  310 382
Sprint Capital, 6.875%, 11/15/28  50 65
T-Mobile USA, 3.875%, 4/15/30  450 504
Tower Bersama Infrastructure, 2.75%, 1/20/26  860 871
Townsquare Media, 6.875%, 2/1/26 (1) 835 885
Turk Telekomunikasyon, 4.875%, 6/19/24  450 471
Univision Communications, 9.50%, 5/1/25 (1) 360 391
Verizon Communications, 2.65%, 11/20/40  205 199
Verizon Communications, 2.987%, 10/30/56  280 270
Vodafone Group, 5.00%, 5/30/38  585 746
VTR Comunicaciones, 5.125%, 1/15/28 (1) 639 669
18,214
Consumer Cyclical 4.0%
Bath & Body Works, 6.625%, 10/1/30 (1) 510 592
Bath & Body Works, 6.75%, 7/1/36  240 306
Bath & Body Works, 6.95%, 3/1/33  70 85
Bath & Body Works, 9.375%, 7/1/25 (1) 535 692
Brookfield Residential Properties, 5.125%, 6/15/29 (CAD) (1) 700 558
Caesars Entertainment, 8.125%, 7/1/27 (1) 900 995
Carnival, 7.625%, 3/1/26 (1) 235 249

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Carnival, 9.875%, 8/1/27 (1) 440 507
Carnival, 11.50%, 4/1/23 (1) 250 281
CCM Merger, 6.375%, 5/1/26 (1) 405 426
Cedar Fair, 6.50%, 10/1/28  550 591
Clarios Global, 8.50%, 5/15/27 (1) 1,015 1,084
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (1) 580 628
Dave & Buster's, 7.625%, 11/1/25 (1) 622 659
eG Global Finance, 8.50%, 10/30/25 (1) 400 419
Ford Motor, 6.625%, 10/1/28  360 431
Ford Motor, 9.00%, 4/22/25  585 714
Ford Motor, 9.625%, 4/22/30  15 21
Ford Motor Credit, 5.125%, 6/16/25  400 438
General Motors Financial, 4.30%, 7/13/25  905 999
Goodyear Tire & Rubber, 5.00%, 7/15/29 (1) 440 464
Goodyear Tire & Rubber, 5.25%, 7/15/31 (1) 130 139
Life Time, 5.75%, 1/15/26 (1) 342 351
Marriott International, Series EE, 5.75%, 5/1/25  155 178
Meritor, 6.25%, 6/1/25 (1) 185 197
NCL, 5.875%, 3/15/26 (1) 420 421
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (1) 625 667
PetSmart, 7.75%, 2/15/29 (1) 1,000 1,098
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 400 433
QVC, 4.375%, 3/15/23  655 686
Raptor Acquisition, 4.875%, 11/1/26 (1) 75 76
Realogy Group, 9.375%, 4/1/27 (1) 245 270
Ross Stores, 1.875%, 4/15/31  480 469
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 325 329
Royal Caribbean Cruises, 5.50%, 4/1/28 (1) 270 271
Royal Caribbean Cruises, 9.125%, 6/15/23 (1) 45 49
Royal Caribbean Cruises, 10.875%, 6/1/23 (1) 250 281
Scientific Games International, 7.25%, 11/15/29 (1) 513 572
Scientific Games International, 8.25%, 3/15/26 (1) 260 277
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1) 565 563
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 20 21
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 2,255
Staples, 7.50%, 4/15/26 (1) 330 333
Staples, 10.75%, 4/15/27 (1) 595 579
Tenneco, 5.00%, 7/15/26  240 239
Tenneco, 5.125%, 4/15/29 (1) 180 186
Tenneco, 7.875%, 1/15/29 (1) 475 535
Vivo Energy Investments, 5.125%, 9/24/27  500 531
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 460 497
Wolverine World Wide, 4.00%, 8/15/29 (1) 535 542
YMCA of Greater New York, 2.303%, 8/1/26  220 223
24,407

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Consumer Non-Cyclical 2.9%
AbbVie, 3.20%, 11/21/29  250 273
AbbVie, 4.05%, 11/21/39  425 498
AbbVie, 4.875%, 11/14/48  1,255 1,641
Albertsons, 4.875%, 2/15/30 (1) 349 380
Albertsons, 5.875%, 2/15/28 (1) 245 263
Avantor Funding, 4.625%, 7/15/28 (1) 230 242
BAT Capital, 3.557%, 8/15/27  655 708
Bausch Health, 4.875%, 6/1/28 (1) 145 149
Bausch Health, 7.25%, 5/30/29 (1) 158 163
Bausch Health Americas, 8.50%, 1/31/27 (1) 697 749
Bausch Health Americas, 9.25%, 4/1/26 (1) 385 415
Becton Dickinson & Company, 3.794%, 5/20/50  565 642
BRF, 4.875%, 1/24/30  550 569
CHS, 8.00%, 12/15/27 (1) 420 463
CommonSpirit Health, 2.95%, 11/1/22  105 108
CVS Health, 1.875%, 2/28/31  370 361
CVS Health, 4.25%, 4/1/50  115 140
CVS Health, 5.05%, 3/25/48  385 510
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 555 577
Kaiser Foundation Hospitals, 3.50%, 4/1/22  390 397
Kernel Holding, 6.75%, 10/27/27  750 807
Kernel Holding, 6.75%, 10/27/27 (1) 250 269
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 425 447
Organon, 5.125%, 4/30/31 (1) 385 402
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (1) 186 200
Perrigo Finance Unlimited, 3.15%, 6/15/30  1,395 1,439
Perrigo Finance Unlimited, 3.90%, 12/15/24  790 845
Perrigo Finance Unlimited, 4.375%, 3/15/26  600 653
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1) 445 473
Surgery Center Holdings, 10.00%, 4/15/27 (1) 725 787
Tenet Healthcare, 6.125%, 10/1/28 (1) 505 534
Tenet Healthcare, 6.875%, 11/15/31  380 437
Tenet Healthcare, 7.50%, 4/1/25 (1) 278 297
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  375 392
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 407
17,637
Energy 2.8%
Boardwalk Pipelines, 4.95%, 12/15/24  400 444
Boardwalk Pipelines, 5.95%, 6/1/26  1,035 1,220
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  495 543
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  170 198
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  430 489
Chesapeake Energy, 5.50%, 2/1/26 (1) 185 193
Chesapeake Energy, 5.875%, 2/1/29 (1) 205 219

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Continental Resources, 4.90%, 6/1/44  335 377
DCP Midstream Operating, 8.125%, 8/16/30  457 609
Endeavor Energy Resources, 6.625%, 7/15/25 (1) 250 265
Energy Transfer, 2.90%, 5/15/25  285 299
Energy Transfer, 5.25%, 4/15/29  115 135
Energy Transfer, 5.50%, 6/1/27  335 395
Energy Transfer, 5.875%, 1/15/24  720 792
Energy Transfer Operating, 4.05%, 3/15/25  238 257
Eni, Series X-R, 4.75%, 9/12/28 (1) 445 522
Hess, 5.60%, 2/15/41  5 6
Hess, 7.125%, 3/15/33  175 236
Hess, 7.30%, 8/15/31  175 238
Hess, 7.875%, 10/1/29  115 157
Hilcorp Energy I, 5.75%, 2/1/29 (1) 115 117
Hilcorp Energy I, 6.00%, 2/1/31 (1) 150 154
Leviathan Bond, 6.125%, 6/30/25 (1) 750 817
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1) 490 505
NGL Energy Operating, 7.50%, 2/1/26 (1) 409 414
NuStar Logistics, 5.75%, 10/1/25  415 445
NuStar Logistics, 6.00%, 6/1/26  380 410
Occidental Petroleum, 7.50%, 5/1/31  89 116
Occidental Petroleum, 7.875%, 9/15/31  60 80
Occidental Petroleum, 8.00%, 7/15/25  500 600
Occidental Petroleum, 8.50%, 7/15/27  295 372
Occidental Petroleum, 8.875%, 7/15/30  425 581
Sabine Pass Liquefaction, 5.00%, 3/15/27  740 855
Tallgrass Energy Partners, 6.00%, 3/1/27 (1) 405 418
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 370 398
Targa Resources Partners, 4.00%, 1/15/32 (1) 165 172
Targa Resources Partners, 4.875%, 2/1/31 (1) 45 49
Targa Resources Partners, 6.875%, 1/15/29  270 302
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  140 158
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  200 244
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 225 231
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 290 305
Woodside Finance, 3.70%, 9/15/26 (1) 462 503
Woodside Finance, 3.70%, 3/15/28 (1) 572 619
Woodside Finance, 4.50%, 3/4/29 (1) 535 604
17,063
Industrial Other 0.3%
Howard University, Series 21A, 4.756%, 10/1/51  415 459
Pike, 5.50%, 9/1/28 (1) 400 406
SM Investments, 4.875%, 6/10/24  600 651
1,516

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.5%
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 105 108
Intel, 3.05%, 8/12/51  890 918
NXP, 3.25%, 5/11/41 (1) 710 755
Presidio Holdings, 8.25%, 2/1/28 (1) 410 443
Sabre GLBL, 9.25%, 4/15/25 (1) 335 386
Verscend Escrow, 9.75%, 8/15/26 (1) 355 375
2,985
Transportation 0.7%
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (1) 900 956
Air Canada, 4.625%, 8/15/29 (CAD) (1) 190 151
American Airlines, 5.50%, 4/20/26 (1) 290 305
American Airlines, 5.75%, 4/20/29 (1) 460 496
American Airlines, 11.75%, 7/15/25 (1) 485 602
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 425 462
United Airlines, 4.625%, 4/15/29 (1) 325 337
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  139 138
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  154 153
Watco, 6.50%, 6/15/27 (1) 620 662
4,262
Total Industrial 95,504
UTILITY 0.8%
Electric 0.6%
AES Andes, VR, 7.125%, 3/26/79 (8) 850 911
Enel Finance International, 3.625%, 5/25/27 (1) 1,140 1,265
Pacific Gas & Electric, 4.55%, 7/1/30  790 840
Vistra Operations, 4.375%, 5/1/29 (1) 475 482
3,498
Natural Gas 0.2%
China Oil & Gas Group, 5.50%, 1/25/23  850 876
876
Utility Other 0.0%
Manila Water, 4.375%, 7/30/30  200 214
214
Total Utility 4,588
Total Corporate Bonds
(Cost $126,183) 131,681
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.3%
Government Sponsored 0.1%
Equate Petrochemical, 2.625%, 4/28/28 (1) 405 413
413

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Owned No Guarantee 0.2%
CITGO Petroleum, 7.00%, 6/15/25 (1) 275 281
Oryx Funding, 5.80%, 2/3/31 (1) 900 954
1,235
Sovereign 0.0%
Republic of Romania, 3.624%, 5/26/30 (EUR)  240 329
United Mexican States, 4.00%, 10/2/23  1 1
330
Total Foreign Government Obligations & Municipalities
(Cost $1,882) 1,978
MUNICIPAL SECURITIES 2.8%
California 0.0%
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (9) 150 165
165
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,994
Denver City & County School Dist. No. 1, Series B, COP, 4.242%,
12/15/37  65 79
2,073
District of Columbia 0.0%
Dist. of Columbia, Build America, Series E, 5.591%, 12/1/34  5 7
7
Florida 0.3%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,670 1,665
1,665
Georgia 0.2%
Metropolitan Atlanta Rapid Transit Auth., Series B, 2.41%, 7/1/36  955 962
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series B, 6.00%,
7/1/27  190 221
1,183
Illinois 0.6%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 3.102%,
12/1/30  600 654
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, Series C, 4.105%, 12/15/27  1,935 2,084
State of Illinois, GO, 5.10%, 6/1/33  600 713
3,451
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 374
Maryland Stadium Auth., Series C, 2.007%, 5/1/29  475 481
855

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series B,
2.615%, 7/1/36 (9) 450 472
472
New York 0.1%
Metropolitan Transportation Auth., Series B-1, BAN, 5.00%, 5/15/22  600 620
New York Transportation Dev., Terminal 4 JFK Int'l. Airport, Series B,
1.61%, 12/1/22  55 56
676
Pennsylvania 0.1%
Montgomery County IDA, Retirement Community, Series D, 2.94%,
11/15/27  615 625
625
Puerto Rico 0.3%
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 5.25%,
7/1/37 (5)(10) 525 495
Puerto Rico Commonwealth, Public Improvement, Series A, GO, 8.00%,
7/1/35 (5)(10) 320 272
Puerto Rico Commonwealth, Public Improvement, Series C, GO, 6.00%,
7/1/39 (5)(10) 455 423
Puerto Rico Commonwealth, Public Improvement, Series E, GO, 5.50%,
7/1/31 (5)(10) 305 284
Puerto Rico Commonwealth, Public Improvement, Unrefunded Balance,
Series A, GO, 5.125%, 7/1/31 (5)(10) 150 141
1,615
South Carolina 0.1%
South Carolina Public Service Auth., Series D, Series D, 2.388%,
12/1/23  190 198
South Carolina Public Service Auth. Unrefunded Balanced, Series E,
4.322%, 12/1/27  77 89
287
Texas 0.4%
Central Texas Regional Mobility Auth., Series C, 2.635%, 1/1/32  1,500 1,529
North Texas Tollway Auth., Series B, 3.079%, 1/1/42  490 507
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center, 2.321%,
9/1/30 (9) 210 215
Texas Transportation Commission State Highway Fund, Build America,
Series B, 5.178%, 4/1/30  115 142
Waco Ed. Finance, Baylor Univ. Project, 1.886%, 3/1/30  110 111
2,504
Utah 0.0%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  145 213
213
Virginia 0.1%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  340 360

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  5 6
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  60 78
Virginia Public School Auth., Qualified School Construction, 4.25%,
12/15/30  195 236
680
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  460 482
482
Total Municipal Securities
(Cost $16,168) 16,953
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.2%
Collateralized Mortgage Obligations 9.6%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65 (1) 250 254
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65 (1) 515 519
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65 (1) 960 960
Angel Oak Mortgage Trust
Series 2021-5, Class M1, CMO, ARM
2.387%, 7/25/66 (1) 3,345 3,345
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 139 140
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 227 228
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1, CMO, ARM
3.00%, 3/28/57 (1) 73 74
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 72 74
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 160 163
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.434%, 9/25/29  552 556

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 11/25/29  968 956
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.084%, 2/25/30  453 451
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 7/25/30  558 558
Connecticut Avenue Securities
Series 2018-C02, Class 2M2, CMO, ARM
1M USD LIBOR + 2.20%, 2.284%, 8/25/30  150 152
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.934%, 10/25/30  700 696
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 2.634%, 12/25/30  467 475
Connecticut Avenue Securities
Series 2018-C06, Class 1M2, CMO, ARM
1M USD LIBOR + 2.00%, 2.084%, 3/25/31  2,373 2,388
Connecticut Avenue Securities
Series 2018-C06, Class 2M2, CMO, ARM
1M USD LIBOR + 2.10%, 2.184%, 3/25/31  524 528
Connecticut Avenue Securities
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.134%, 1/25/40 (1) 409 411
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.174%, 4/25/66 (1) 1,170 1,166
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, CMO, ARM
3.202%, 6/25/66 (1) 2,360 2,382
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.097%, 10/25/47 (1) 252 257
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49 (1) 121 124
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 2,140 2,173
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, CMO, ARM
3.638%, 10/25/46  150 151
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.619%, 12/25/46 (1) 417 421

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 273 274
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56 (1) 1,048 1,068
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 122 123
Galton Funding Mortgage Trust
Series 2019-2, Class A42, CMO, ARM
3.50%, 6/25/59 (1) 32 32
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 365 368
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 735 737
GCAT Trust
Series 2021-NQM4, Class A3, CMO, ARM
1.556%, 8/25/66 (1) 1,710 1,710
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.532%, 7/25/61 (1) 2,368 2,368
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 250 255
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class M1, CMO, ARM
2.489%, 9/25/56 (1) 3,000 3,001
JPMorgan Mortgage Trust
Series 2019-3, Class A15, CMO, ARM
4.00%, 9/25/49 (1) 42 42
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 86 87
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50 (1) 174 177
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 200 204
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50 (1) 499 507
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 235 243

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MFA Trust
Series 2021-NQM2, Class B1, CMO, ARM
3.272%, 11/25/64 (1) 1,000 1,001
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 13 13
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 910 920
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 63 64
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59 (1) 89 92
OBX Trust
Series 2019-EXP2, Class 2A1A, CMO, ARM
1M USD LIBOR + 0.90%, 0.984%, 6/25/59 (1) 83 83
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 214 218
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 108 109
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60 (1) 416 421
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 598 598
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1) 18 18
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.472%, 4/25/43  431 438
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47 (1) 184 187
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 72 72
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 148 150
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 23 23

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A1, CMO, ARM
4.121%, 10/25/48 (1) 209 212
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50 (1) 600 612
Starwood Mortgage Residential Trust
Series 2020-INV1, Class M1, CMO
2.501%, 11/25/55 (1) 555 563
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65 (1) 2,000 2,002
Structured Agency Credit Risk Debt Notes
Series 2017-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.65%, 2.734%, 12/25/29  226 230
Structured Agency Credit Risk Debt Notes
Series 2017-SPI1, Class M2, CMO, ARM
4.041%, 9/25/47 (1) 81 81
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M2AT, CMO, ARM
1M USD LIBOR + 1.05%, 1.134%, 7/25/30  398 396
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.30%, 2.384%, 9/25/30  369 374
Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2AS, CMO, ARM
1M USD LIBOR + 1.10%, 1.184%, 9/25/30  285 286
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.834%, 10/25/48 (1) 56 56
Structured Agency Credit Risk Debt Notes
Series 2018-HRP2, Class M2, CMO, ARM
1M USD LIBOR + 1.25%, 1.334%, 2/25/47 (1) 493 493
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.811%, 5/25/48 (1) 22 22
Structured Agency Credit Risk Debt Notes
Series 2019-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.45%, 2.534%, 3/25/49 (1) 323 328
Structured Agency Credit Risk Debt Notes
Series 2019-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.35%, 2.434%, 2/25/49 (1) 666 673
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.134%, 4/25/49 (1) 164 165
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 2.134%, 11/25/49 (1) 263 264

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 1.934%, 2/25/50 (1) 1,757 1,769
Structured Agency Credit Risk Debt Notes
Series 2020-DNA4, Class M2, CMO, ARM
1M USD LIBOR + 3.75%, 3.834%, 8/25/50 (1) 90 91
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 1.984%, 1/25/50 (1) 196 197
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 3.184%, 3/25/50 (1) 532 539
Structured Agency Credit Risk Debt Notes
Series 2020-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 3.15%, 3.234%, 9/25/50 (1) 224 225
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 2.35%, 8/25/33 (1) 2,245 2,296
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 2.15%, 10/25/33 (1) 1,445 1,475
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class B1, CMO, ARM
SOFR30A + 3.05%, 3.10%, 1/25/34 (1) 1,630 1,661
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M2, CMO, ARM
SOFR30A + 2.25%, 2.30%, 8/25/33 (1) 1,960 1,982
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M2, CMO, ARM
SOFR30A + 2.05%, 2.10%, 12/25/33 (1) 1,000 1,004
Verus Securitization Trust
Series 2019-3, Class M1, CMO, ARM
3.139%, 7/25/59 (1) 545 550
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59 (1) 340 346
Verus Securitization Trust
Series 2021-R1, Class M1, CMO
2.338%, 10/25/63 (1) 550 555
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65 (1) 330 343
Vista Point Securitization Trust
Series 2020-1, Class M1, CMO, ARM
4.151%, 3/25/65 (1) 1,043 1,077
Vista Point Securitization Trust
Series 2020-2, Class B1, CMO, ARM
4.90%, 4/25/65 (1) 170 179

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2020-2, Class M1, CMO, ARM
3.401%, 4/25/65 (1) 180 185
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.815%, 1/20/46 (1) 693 707
ZH Trust
Series 2021-1, Class A, CMO
2.253%, 2/18/27 (1) 1,125 1,125
58,268
Commercial Mortgage-Backed Securities 4.6%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 2.346%, 4/15/34 (1) 1,145 1,149
Ashford Hospitality Trust
Series 2018-ASHF, Class C, ARM
1M USD LIBOR + 1.40%, 1.496%, 4/15/35 (1) 190 189
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.746%, 12/15/36 (1) 1,165 1,163
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 3.85%, 9/15/38 (1) 1,155 1,155
Barclays Commercial Mortgage Trust
Series 2019-C3, Class AS
3.895%, 5/15/52  1,045 1,180
Barclays Commercial Mortgage Trust
Series 2019-C4, Class C
3.469%, 8/15/52  850 867
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.236%, 10/15/37 (1) 375 378
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.256%, 11/15/34 (1) 365 355
BX Trust
Series 2018-GW, Class C, ARM
1M USD LIBOR + 1.22%, 1.316%, 5/15/35 (1) 475 474
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 4.026%, 6/15/23 (1) 1,195 1,195
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52 (1) 1,045 943
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 569

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35 (1) 270 276
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 101
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50  345 382
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 1,420 1,338
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.36%, 8/10/47 (1) 380 355
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  237 254
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.244%, 3/10/48  870 926
Commercial Mortgage Trust
Series 2015-DC1, Class AM
3.724%, 2/10/48  760 816
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 485
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  189 201
Credit Suisse Mortgage Capital Certificates
Series 2020-TMIC, Class A, ARM
1M USD LIBOR + 3.00%, 3.25%, 12/15/35 (1) 1,445 1,468
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 231
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.457%, 6/15/50  465 485
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35 (1) 285 310
FREMF Mortgage Trust
Series 2019-K94, Class B, ARM
4.101%, 7/25/52 (1) 255 287
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.13%, 12/15/36 (1) 300 300

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.029%, 12/15/36 (1) 895 892
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 2.828%, 12/15/36 (1) 1,970 1,934
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,370 1,464
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50 (1) 1,025 961
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 2.096%, 5/15/26 (1) 710 710
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C, ARM
1M USD LIBOR + 1.50%, 1.596%, 1/15/33 (1) 270 271
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38 (1) 1,015 1,076
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 195 205
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.60%, 1.696%, 9/15/29 (1) 280 280
JPMorgan Deutsche Bank Commercial Mortgage Securities Trust
Series 2017-C5, Class AS, ARM
3.858%, 3/15/50  395 434
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  180 193
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 87
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.166%, 5/15/48  35 38
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 171
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  51 52
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class C, ARM
4.435%, 7/15/58  50 53

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class B, ARM
4.506%, 3/15/59  310 343
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class B, ARM
3.917%, 7/15/50  165 180
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class B
3.375%, 8/15/52  665 721
Worldwide Plaza Trust
Series 2017-WWP, Class C, ARM
3.715%, 11/10/36 (1) 100 104
28,001
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $84,950) 86,269
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.4%
U.S. Government Agency Obligations 18.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  178 187
3.00%, 4/1/47 - 1/1/48  186 195
3.50%, 9/1/42 - 3/1/46  272 295
4.00%, 8/1/40 - 1/1/46  437 480
4.50%, 9/1/23 - 5/1/42  210 235
5.00%, 7/1/25 - 8/1/40  67 77
5.50%, 10/1/38 - 1/1/40  48 56
6.00%, 8/1/22 - 8/1/38  18 21
6.50%, 6/1/24 - 4/1/37  90 103
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  — —
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  — 1
12M USD LIBOR + 1.785%, 2.285%, 9/1/32  — —
12M USD LIBOR + 1.829%, 2.203%, 2/1/37  2 2
12M USD LIBOR + 1.835%, 2.289%, 3/1/36  3 3
12M USD LIBOR + 1.842%, 2.216%, 1/1/37  1 1
12M USD LIBOR + 1.929%, 2.314%, 12/1/36  1 1
12M USD LIBOR + 2.029%, 2.448%, 11/1/36  1 1
1Y CMT + 2.245%, 2.37%, 1/1/36  2 2
1Y CMT + 2.25%, 2.326%, 10/1/36  — 1
1Y CMT + 2.347%, 2.472%, 11/1/34  5 5
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  440 72
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36  1,752 1,818
2.50%, 5/1/51 - 8/1/51  3,936 4,111
3.00%, 5/1/31 - 11/1/34  210 223
3.50%, 6/1/33  86 92
4.00%, 12/1/49 - 2/1/50  972 1,048
4.50%, 5/1/50  157 171
5.00%, 12/1/41  202 224
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  81 87
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  1 1
12M USD LIBOR + 1.568%, 1.841%, 7/1/35  — —
12M USD LIBOR + 1.586%, 1.988%, 11/1/35  3 3
12M USD LIBOR + 1.59%, 1.926%, 12/1/35  3 3
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  1 1
12M USD LIBOR + 1.70%, 2.20%, 11/1/37  3 3
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  — —
12M USD LIBOR + 1.873%, 2.123%, 8/1/36  2 2
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 2.415%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  16 16
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 5/1/36  2,027 2,104
2.50%, 5/1/30 - 8/1/51  1,880 1,966
3.00%, 1/1/27 - 11/1/48  4,680 4,963
3.50%, 4/1/31 - 7/1/50  981 1,056
4.00%, 11/1/40 - 12/1/49  2,134 2,326
4.50%, 4/1/25 - 5/1/50  3,365 3,708
5.00%, 9/1/23 - 12/1/47  1,189 1,350
5.50%, 12/1/21 - 5/1/39  338 391
6.00%, 8/1/22 - 10/1/40  490 580
6.50%, 7/1/32 - 6/1/39  36 42
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA(11)
2.00%, 9/1/36 - 9/1/51  33,656 34,264
2.50%, 9/1/51  15,674 16,279
3.00%, 9/1/51  23,548 24,633
4.00%, 9/1/51  6,921 7,415
4.50%, 9/1/51  922 997
111,617

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations 9.0%
Government National Mortgage Assn.
2.50%, 6/20/51 - 7/20/51  6,529 6,775
3.00%, 5/20/46 - 7/20/51  11,224 11,733
3.50%, 9/15/41 - 4/20/48  3,857 4,138
4.00%, 2/20/41 - 10/20/50  3,267 3,470
4.50%, 11/20/39 - 8/20/47  1,214 1,317
5.00%, 4/20/35 - 6/20/49  1,697 1,862
5.50%, 10/20/32 - 3/20/49  1,083 1,203
6.50%, 2/15/29 - 12/20/33  2 2
8.50%, 3/15/22  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  74 77
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  375 37
4.00%, 5/20/37 - 2/20/43  75 5
4.50%, 12/20/39  3 —
Government National Mortgage Assn., TBA(11)
2.00%, 10/20/51  11,540 11,759
2.50%, 9/20/51  10,758 11,156
3.50%, 9/20/51  819 862
54,396
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $165,339) 166,013
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 24.9%
U.S. Treasury Obligations 24.9%
U.S. Treasury Bonds, 1.125%, 8/15/40  9,000 7,992
U.S. Treasury Bonds, 1.25%, 5/15/50  22,340 18,954
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 7,992
U.S. Treasury Bonds, 1.625%, 11/15/50  1,940 1,806
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,512
U.S. Treasury Bonds, 2.375%, 5/15/51  9,200 10,162
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,649
U.S. Treasury Bonds, 3.00%, 11/15/44  915 1,106
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,959
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,631
U.S. Treasury Bonds, 4.375%, 5/15/41  175 252
U.S. Treasury Bonds, 6.875%, 8/15/25  700 871
U.S. Treasury Notes, 0.125%, 4/30/23  6,000 5,996
U.S. Treasury Notes, 0.125%, 10/15/23  12,000 11,974
U.S. Treasury Notes, 0.125%, 2/15/24  6,000 5,976
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,476

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 11,014
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 10,856
U.S. Treasury Notes, 0.625%, 5/15/30  550 522
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,279
U.S. Treasury Notes, 0.75%, 4/30/26  6,300 6,306
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 9,569
U.S. Treasury Notes, 1.125%, 2/15/31 (12) 10,925 10,780
U.S. Treasury Notes, 1.50%, 2/15/30  500 512
U.S. Treasury Notes, 1.625%, 5/15/31  3,350 3,454
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,504
U.S. Treasury Notes, 2.125%, 3/31/24  2,015 2,108
U.S. Treasury Notes, 2.25%, 2/15/27  4,195 4,509
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,454
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,374
U.S. Treasury Notes, 2.375%, 1/31/23 (12) 1,035 1,068
U.S. Treasury Notes, 2.50%, 1/31/24  475 500
U.S. Treasury Notes, 2.625%, 2/28/23  555 576
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $148,535) 150,693
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 0.05% (13)(14) 20,621 20,621
Total Short-Term Investments
(Cost $20,621) 20,621

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.NA.IG-S36,
5 Year Index, 6/20/26), Pay
1.00% Quarterly, Receive
upon credit default, 9/15/21 @
0.55%* (5) 1 90,000 9
Total Options Purchased (Cost $153) 9
Total Investments in Securities 119.7%
(Cost $713,305) $ 725,735
Other Assets Less Liabilities (19.7)% (119,267)
Net Assets 100.0% $ 606,468
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$183,434 and represents 30.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Level 3 in fair value hierarchy.
(5) Non-income producing
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,653 and represents 0.4% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(9) Insured by Assured Guaranty Municipal Corporation
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $107,365 and represents 17.7% of net assets.
(12) At August 31, 2021, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(13) Seven-day yield
(14) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BAN Bond Anticipation Note
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COP Certificate of Participation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
NOK Norwegian Krone
OTC Over-the-counter
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PRIME Prime rate
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S36, 5 Year
Index, 6/20/26), Pay 1.00%
Quarterly, Receive upon
credit default, 9/15/21 @
0.70%* 1 90,000 (5)
Total Options Written (Premiums $(64)) $ (5)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.3)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/21 * 35 1 (1) 2
Citibank, Protection Sold (Relevant Credit:
American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/21 * 285 6 (1) 7
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00% Quarterly, Pay
upon credit default, 12/20/21 * 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold (2) 9
Total Bilateral Swaps (2) 9
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.3)%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit: Markit
CDX.NA HY-S36, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 16,200 (1,759) (1,627) (132)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (132)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/23 79 — (3) 3
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/25 254 (18) (14) (4)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, B2*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 183 (2) (8) 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 5
Total Centrally Cleared Swaps (127)
Net payments (receipts) of variation margin to date 121
Variation margin receivable (payable) on centrally cleared swaps $ (6)
* Credit ratings as of August 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(39).

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/19/21 USD 927 EUR 779 $ 5
Deutsche Bank 10/22/21 USD 115 CHF 105 —
HSBC Bank 10/22/21 USD 152 CAD 190 1
HSBC Bank 11/19/21 GBP 85 USD 118 (1)
JPMorgan Chase 11/19/21 EUR 95 USD 112 —
JPMorgan Chase 11/19/21 USD 479 EUR 407 (2)
State Street 10/22/21 USD 1,285 CAD 1,642 (16)
State Street 10/22/21 USD 110 NOK 970 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (14)

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 48 Euro BUND contracts 9/21 (9,944) $ 49
Long, 1 Government of Australia ten year bond
contracts 9/21 107 4
Short, 2 U.K. Gilt ten year contracts 12/21 (353) 3
Long, 159 U.S. Treasury Long Bond contracts 12/21 25,912 94
Long, 113 U.S. Treasury Notes five year contracts 12/21 13,980 6
Short, 95 U.S. Treasury Notes ten year contracts 12/21 (12,678) (5)
Short, 58 U.S. Treasury Notes two year contracts 12/21 (12,779) (8)
Long, 66 Ultra U.S. Treasury Bonds contracts 12/21 13,021 66
Short, 46 Ultra U.S. Treasury Notes ten year contracts 12/21 (6,809) (27)
Net payments (receipts) of variation margin to date (256)
Variation margin receivable (payable) on open futures contracts $ (74)

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
08/31/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 34,715  ¤  ¤ $ 20,621^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,621.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Total Return Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are

T. ROWE PRICE Total Return Fund

valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

F228-054Q1 08/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 611,751 $ — $ 611,751
Bank Loans — 85,389 2,294 87,683
Common Stocks 2 — — 2
Convertible Preferred Stocks — 5,669 — 5,669
Short-Term Investments 20,621 — — 20,621
Options Purchased — 9 — 9
Total Securities 20,623 702,818 2,294 725,735
Swaps* — 16 — 16
Forward Currency Exchange
Contracts — 6 — 6
Futures Contracts* 222 — — 222
Total $ 20,845 $ 702,840 $ 2,294 $ 725,979
Liabilities
Options Written $ — $ 5 $ — $ 5
Swaps* — 136 — 136
Forward Currency Exchange
Contracts — 20 — 20
Futures Contracts* 40 — — 40
Total $ 40 $ 161 $ — $ 201
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.